REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
 The following table sets forth Citigroup’s and Citibank’s regulatory capital tiers, total risk-weighted assets, quarterly adjusted average total assets, Total Leverage Exposure, risk-based capital ratios and leverage ratios in accordance with current regulatory standards (reflecting Basel III Transition Arrangements):

In millions of dollars, except ratios	Stated minimum	Citigroup		Citibank
		Well capitalized minimum	December 31, 2015	Well capitalized minimum(1)	December 31, 2015
Common Equity Tier 1 Capital			$173,862		$126,496
Tier 1 Capital			176,420		126,496
Total Capital (Tier 1 Capital + Tier 2 Capital)			198,746		148,916
Total risk-weighted assets			1,190,853		998,181
Quarterly adjusted average total assets(2)			1,732,933		1,297,733
Total Leverage Exposure(3)			2,326,072		1,838,114
Common Equity Tier 1 Capital ratio(4)	4.5%	N/A	14.60%	6.5%	12.67%
Tier 1 Capital ratio(4)	6.0	6.0%	14.81	8.0	12.67
Total Capital ratio(4)	8.0	10.0	16.69	10.0	14.92
Tier 1 Leverage ratio	4.0	N/A	10.18	5.0	9.75
Supplementary Leverage ratio(5)	N/A	N/A	7.58	N/A	6.88

(1)
Beginning January 1, 2015, an insured depository institution, such as Citibank, must maintain minimum Common Equity Tier 1 Capital, Tier 1 Capital, Total Capital, and Tier 1 Leverage ratios of 6.5%, 8%, 10% and 5%, respectively, to be considered “well capitalized.”

(2)	Tier 1 Leverage ratio denominator.

(3)	Supplementary Leverage ratio denominator.

(4)
As of December 31, 2015, Citigroup’s reportable Common Equity Tier 1 Capital, Tier 1 Capital, and Total Capital ratios were the lower derived under the Basel III Advanced Approaches framework. As of December 31, 2015, Citibank’s reportable Common Equity Tier 1 Capital, Tier 1 Capital, and Total Capital ratios were the lower derived under the Basel III Standardized Approach framework.

(5)
Commencing with 2015, Citi and Citibank are required to publicly disclose their Supplementary Leverage ratios. Beginning on January 1, 2018, Citi and Citibank will be required to maintain a stated minimum Supplementary Leverage ratio of 3%, and Citibank will be required to maintain a Supplementary Leverage ratio of 6% to be considered “well capitalized.”

N/A  Not Applicable